Impairment of Investments and Assets - Sensitivity Analysis on Cash Generating Units with Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Tarkwa
Disclosures of impairment of investments and assets [line items]
Increase (decrease) in recoverable amount as a result of one hundred dollars per ounce decrease in gold price		$ (101.5)
Increase (decrease) in recoverable amount as a result of one hundred dollars per ounce increase in gold price		101.5
Increase (decrease) in recoverable amount as a result of one percent decrease in gold price		31.7
Increase (decrease) in recoverable amount as a result of one percent increase in gold price		(29.7)
Peru cash-generating unit
Disclosures of impairment of investments and assets [line items]
Increase (decrease) in recoverable amount as a result of one hundred dollars per ounce decrease in gold price	$ (11.1)	(17.1)
Increase (decrease) in recoverable amount as a result of one hundred dollars per ounce increase in gold price	11.0	17.1
Increase (decrease) in recoverable amount as a result of one percent decrease in gold price	14.9	19.4
Increase (decrease) in recoverable amount as a result of one percent increase in gold price	$ (14.1)	$ (18.5)